REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS - Revision to financial statements (Details) - USD ($) $ in Millions		3 Months Ended				12 Months Ended
	Jan. 01, 2019	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of services		$ 3,677	$ 3,824	$ 4,162	$ 4,318	$ 16,550	$ 17,137	$ 17,676
Total costs and expenses		4,493	4,620	5,065	5,175	20,560	21,112	20,852
Income (loss) before income taxes		(205)	(189)	(313)	(403)	(1,903)	(1,760)	(573)
Provision for income taxes		45	40	76	91	402	247	366
Net income (loss)		(250)	(229)	(389)	(494)	(2,304)	(2,007)	(939)
Foreign currency translation adjustments		(267)	(51)	17	(96)	194	129	11
Other comprehensive income (loss), before tax		(263)	105	22	(81)	324	123	(46)
Other comprehensive income (loss), net of tax		(264)	54	21	(86)	292	125	(28)
Total comprehensive income (loss)		(514)	(175)	(368)	(580)	(2,013)	(1,883)	(967)
Accrued contract costs		476	676	413		498	440
Total current liabilities		4,609	5,058	3,676		4,457	3,838
Other liabilities		474	449	297		522	300
Total liabilities		10,093	10,730	6,134		10,446	6,220
Net parent investment	$ 7,499			6,040			6,023	7,159
Accumulated other comprehensive income/(loss)		(1,353)	(1,089)	(1,161)		(1,143)	(1,096)	(1,221)
Total Net Parent investment				4,879
Total equity	6,358	2,211	2,711	4,932	4,902	2,767	4,985	5,994		$ 6,358
Cash flows from operating activities:
Net income (loss)		(250)	(229)	(389)	(494)	(2,304)	(2,007)	(939)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with former Parent in prior-year period)		12	(66)	106	74	994	299	399
Other assets and other liabilities		$ (224)	151	(43)	172	822	(365)	(244)
Unrecognized tax benefits						44	18	15		$ 14
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of services				4,167		16,570	17,143	17,682
Total costs and expenses				5,070		20,580	21,118	20,858
Income (loss) before income taxes				(319)		(1,922)	(1,766)	(579)
Provision for income taxes				74		397	246	364
Net income (loss)				(393)		(2,319)	(2,011)	(943)
Foreign currency translation adjustments				19		198	125	12
Other comprehensive income (loss), before tax				24		329	119	(45)
Other comprehensive income (loss), net of tax				23		296	121	(27)
Total comprehensive income (loss)				(370)		(2,023)	(1,891)	(970)
Accrued contract costs				489		585	512
Total current liabilities				3,752		4,544	3,910
Other liabilities				278		501	282
Total liabilities				6,190		10,511	6,274
Net parent investment	7,457			5,985			5,972	7,112
Accumulated other comprehensive income/(loss)				(1,163)		(1,143)	(1,100)	(1,220)
Total Net Parent investment				4,822
Total equity	6,315			4,875		2,702	4,931	5,948
Cash flows from operating activities:
Net income (loss)				(393)		(2,319)	(2,011)	(943)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with former Parent in prior-year period)				105		989	297	397
Other assets and other liabilities				(38)		842	(360)	(238)
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of services				(5)		(20)	(5)	(6)
Total costs and expenses				(5)		(20)	(5)	(6)
Income (loss) before income taxes				5		20	5	6
Provision for income taxes				1		5	1	1
Net income (loss)				4		15	4	4
Foreign currency translation adjustments				(2)		(5)	4	(1)
Other comprehensive income (loss), before tax				(2)		(5)	4	(1)
Other comprehensive income (loss), net of tax				(2)		(4)	4	(1)
Total comprehensive income (loss)				2		11	7	3
Accrued contract costs				(76)		(87)	(72)
Total current liabilities				(76)		(87)	(72)
Other liabilities				19		22	18
Total liabilities				(57)		(65)	(54)
Net parent investment	43			55			51	47
Accumulated other comprehensive income/(loss)				2		(1)	4	(1)
Total Net Parent investment				57
Total equity	43			57		65	54	46
Cash flows from operating activities:
Net income (loss)				4		15	4	4
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with former Parent in prior-year period)				1		5	1	2
Other assets and other liabilities				$ (5)		(20)	$ (5)	$ (6)
Over-accrual of Accrued contract costs
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued contract costs						498
Total current liabilities						4,457
Other liabilities						522
Total liabilities						10,446
Net parent investment					6,027				$ 6,023
Accumulated other comprehensive income/(loss)					(1,182)	(1,143)			(1,096)
Total equity					4,902	2,767			4,985
Over-accrual of Accrued contract costs | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued contract costs						585
Total current liabilities						4,544
Other liabilities						501
Total liabilities						10,511
Net parent investment					5,976				5,972
Accumulated other comprehensive income/(loss)					(1,186)	(1,143)			(1,100)
Total equity					4,848	2,702			4,931
Over-accrual of Accrued contract costs | Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for income taxes	(14)
Accrued contract costs	(57)		$ 87			(87)
Total current liabilities						(87)
Other liabilities						22
Total liabilities						(65)
Net parent investment					51				51
Accumulated other comprehensive income/(loss)					4	(1)			4
Total equity	$ 43				$ 54	$ 65			$ 54